VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITIES [Abstract]
Variable interest entities ("VIEs")

5.	VARIABLE INTEREST ENTITIES

5.1	Lessor VIEs

As of December 31, 2023 and 2022, we leased one vessel from a VIE as part of a sale and leaseback agreement.

As discussed in note 14, during the year ended December 31, 2022, the CoolCo Disposal resulted in the disposal of our subsidiaries, including the disponent owners of seven vessels that were subject to these sale and leaseback agreements (Golar Seal, Golar Crystal, Golar Bear, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin). This resulted in the deconsolidation of the lessor VIEs associated with the seven vessels and corresponding non-controlling interests of $182.7 million on our consolidated balance sheet.
Our continuing lessor VIE as of December 31, 2023, is with a China State Shipbuilding Corporation entity (“CSSC entity”). The CSSC entity is a wholly-owned, special purpose vehicle (“Lessor SPV”). In this transaction, we sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter for a term of fifteen years, post amendment. In June 2023, we entered into the fourth side letter to FLNG Hilli’s sale and leaseback facility which amended the reference rate to a Secured Overnight Financing Rate (“SOFR”) from London Interbank Offered Rate (“LIBOR”), reduced the margin and extended the tenor of the facility by five years to 2033. These amendments did not impact our total bareboat obligations. We have an option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

While we do not hold any equity investments in the Lessor SPV, we have determined that we have a variable interest in the Lessor SPV and that the lessor entity, that owns the vessel, is the lessor VIE. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of the lessor VIE and, accordingly, the lessor VIE is consolidated into our financial statements. We did not record any gains or losses from the sale of this vessel as if continued to be reported as a vessel at its original cost in our consolidated financial statements at the time of transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIE is included in non-controlling interests in our consolidated financial statements. As of December 31, 2023 and 2022, the vessel is reported under “Vessels and equipment, net” in our consolidated balance sheets.

The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2023:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	15 years	421.0	June 2028	207.9	June 2033

A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2023, are shown below:

(in thousands of $)	2024	2025	2026	2027	2028	2029+
FLNG Hilli (1)	82,389	79,478	76,567	73,739	70,745	286,272
(1) The payment obligations above include variable rental payments due under the lease based on assumed SOFR plus a margin.

The assets and liabilities of the lessor VIE that most significantly impact our consolidated balance sheets as of December 31, 2023 and 2022, are as follows:

(in thousands of $)	2023	2022
Assets
Restricted cash and short-term deposits (note 15)	18,085	21,693

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(299,576)	(337,547)
Long-term debt (1)	(93,617)	(156,563)
	(393,193)	(494,110)
(1) Where applicable, these balances are net of deferred finance charges (note 21).
The most significant impact of the lessor VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Continuing operations
Statement of operations
Interest expense	11,015	8,406	5,178

Statement of cash flows
Net debt repayments	(98,242)	(123,554)	(97,056)
Net debt receipts	—	20,640	2,848
Financing costs paid	(3,158)	—	—

Discontinued operations
Statement of operations
Interest expense	—	3,814	17,492

Statement of cash flows
Net debt repayments	—	—	(234,873)
Net debt receipts	—	—	10,402
Financing costs paid	—	—	(1,568)

5.2	Golar Hilli LLC
Golar Hilli LLC (“Hilli LLC”) owns Golar Hilli Corp. (“Hilli Corp”), the disponent owner of FLNG Hilli. The ownership interests in Hilli LLC are represented by three classes of units: the common units (“Hilli Common Units”), Series A Units (“Series A Special Units”) and Series B Units (“Series B Special Units”). In July 2018, we and affiliates of Seatrium Limited (“Seatrium”, formerly known as Keppel Shipyard Limited) and Black & Veatch Corporation (“B&V”) completed the sale of 1,230 Hilli Common Units to our former affiliate, Golar LNG Partners LP (“Golar Partners”). We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business. We have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the FLNG Hilli and, as a result, we concluded that Hilli LLC is a VIE, that we are the primary beneficiary and that we consolidate both Hilli LLC and Hilli Corp. The ownership interests in Hilli LLC held by Seatrium, B&V and Golar Partners were considered non-controlling interests. The July 2018 disposal of the non-controlling interests in Hilli LLC represented a decrease in our ownership interest in Hilli LLC while control is retained and this disposal was considered an equity transaction. In April 2021, we sold Golar Partners to New Fortress Energy Inc. (“NFE”), which included its 1,230 Hilli Common Units.

On March 15, 2023, we repurchased the 1,230 Hilli Common Units, held by Golar Partners from NFE in exchange for cash consideration of $100.0 million, our 4.1 million Class A common shares of NFE (“NFE Shares”) with a fair value of $116.9 million and our assumption of distribution rights to these 1,230 Hilli Common Units for the period from January 1, 2023 to March 15, 2023 (which NFE waived) with a fair value of $3.9 million (the “Hilli Buyback”).

The Hilli Buyback is a reacquisition of a non-controlling interest in Hilli LLC, a consolidated VIE. We reconsidered whether Hilli LLC is a VIE and concluded that following the Hilli Buyback, we continue to have a variable interest in Hilli LLC. Hilli LLC remains a VIE, we remain the primary beneficiary and continue to consolidate Hilli LLC. The Hilli Buyback represents an increase in our ownership interest in Hilli LLC while control is retained and this reacquisition is considered an equity transaction. A loss of $251.2 million for the Hilli Buyback is recorded in equity.
Following the completion of the Hilli Buyback , the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	94.6%	89.1%	89.1%
Seatrium	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%

As the managing member of Hilli LLC, we are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business. We have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the FLNG Hilli and, as a result, management has concluded that Hilli LLC is a VIE and that we are the primary beneficiary. As such, we continue to consolidate both Hilli LLC and Hilli Corp.

All three classes of ownership interests in Hilli LLC have certain participating and protective rights. We reflect Seatrium and B&V’s ownership in Hilli LLC as non-controlling interests in our financial statements.

Hilli LLC shall make distributions to holders of Hilli Common Units when, as and if declared by us; provided, however, that no distributions may be made on the Hilli Common Units on any distribution date unless Series A Distributions (defined below) and Series B Distributions (defined below) for the most recently ended quarter and any accumulated Series A Distributions and Series B Distributions in arrears for any past quarter have been or contemporaneously are being paid or provided for.

Series A Special Units:
The Series A Special Units of Hilli LLC rank senior to the Hilli Common Units and on par with the Series B Special Units. Upon termination of the LTA, Hilli LLC has a right to redeem the Series A Special Units from legally available funds at a redemption price of $1 (per Series A Special Unit) plus any unpaid distributions. There are no conversion features on the Series A Special Units. “Series A Distributions” reflect all incremental cash receipts by Hilli Corp during such quarter when Brent linked crude prices rise above $60 per barrel with contractually defined adjustments.

Series B Special Units:
The Series B Special Units of Hilli LLC rank senior to the Hilli Common Units and on par with the Series A Special Units. There are no conversion or redemption features on the Series B Special Units. Incremental returns generated from future vessel expansion capacity (currently uncontracted and excluding the exercise of additional capacity under the existing LTA) include cash receipts and contractually defined adjustments. Of such vessel expansion capacity distributions (“Series B Distributions”):

•holders of Series B Special Units are entitled to 95% of these distributions; and
•holders of Hilli Common Units are entitled to 5% of these distributions.

Hilli Common Units:
Distributions attributable to holders of Hilli Common Units are not declared until any accumulated Series A Special Units and Series B Special Units distributions have been paid. As discussed above, holders of Hilli Common Units are entitled to receive a pro rata share of 5% of the vessel expansion capacity distributions.

Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC(1) that most significantly impacted our consolidated balance sheet as of December 31, 2023 and 2022, are as follows:

(in thousands of $)	2023	2022
Balance sheet
Current assets	70,461	105,738
Non-current assets	1,212,922	1,481,722
Current liabilities	(342,480)	(381,131)
Non-current liabilities	(125,094)	(240,146)
(1) As Hilli LLC is the primary beneficiary of the lessor VIE (see above) the Hilli LLC balances include the lessor VIE.
The most significant impacts of the lessor VIE’s operations on our consolidated statements of operations, consolidated statements of changes in equity and consolidated statements of cash flows, for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Statement of operations
Liquefaction services revenue	245,418	213,970	221,020
Realized and unrealized gain/(loss) on oil and gas derivative instruments	(84,751)	520,997	204,663

Statement of changes in equity
Additional paid-in capital	(251,249)	—	—
Non-controlling interest	34,309	—	—

Statement of cash flows
Reacquisition of common units in Hilli LLC	(100,047)	—	—
Net debt repayments	(98,242)	(123,554)	(97,056)
Net debt receipts	—	20,640	2,848
Financing costs paid	(3,158)	—	—
Cash dividends paid	(23,449)	(55,169)	(33,136)

5.3	Gimi MS Corporation

In April 2019, Gimi MS Corporation (“Gimi MS”) entered into a subscription agreement with First FLNG Holdings, a wholly-owned subsidiary of Keppel Asia Infrastructure Fund, in respect to First FLNG Holdings’ participation in a 30% share of the FLNG Gimi (the “Subscription Agreement”). Gimi MS will construct, own and operate the FLNG Gimi and First FLNG Holdings subscribed for 30% of the total issued common share capital of Gimi MS for a subscription price equivalent to 30% of the estimated project cost. Under the Subscription Agreement, Gimi MS may call for cash from the shareholders for any future funding requirements and shareholders are required to contribute to such cash calls up to a defined cash call contribution.

Concurrent with the closing of the sale of the common shares, we determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2023 and 2022, are as follows:

(in thousands of $)	2023	2022
Balance sheet
Current assets	17,359	12,460
Non-current assets	1,702,148	1,195,725
Current liabilities	(168,370)	(10,666)
Non-current liabilities	(585,678)	(516,298)
The most significant impacts of Gimi MS VIE’s operations on our consolidated statement of cash flows, for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Statement of cash flows
Additions to asset under development	308,093	267,421	213,481
Capitalized financing costs	(1,780)	(2,748)	(5,605)
Net debt receipts	95,000	125,000	110,000
Proceeds from subscription of equity interest	80,021	39,275	25,403